UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF

                  AMUNDI SMITH BREEDEN TOTAL RETURN BOND FUND

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22920

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact name of registrant as specified in charter)

                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

                           Michael Beattie, President
                      The Advisors' Inner Circle Fund III
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-877-446-3863

                      Date of Fiscal Year End: October 31

           Date of Reporting Period: August 31, 2015 to June 30, 2016

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                                NON-VOTING FUND

AMUNDI SMITH BREEDEN TOTAL RETURN BOND FUND

The Amundi Smith Breeden Total Return Bond Fund invests in securities that do not have voting rights.
No votes have been cast on securities by the Fund during the reporting period.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND III

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By: /S/ MICHAEL BEATTIE
    Michael Beattie
    President
    Date: August 26, 2016
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